April 17, 2020
Via EDGAR
Securities and Exchange Commission

Re:	Principal Exchange-Traded Funds
File Nos. 333-201935, 811-23029
Interactive data files for previous 497 filing
Principal Exchange-Traded Funds (the “Registrant”) is incorporating by reference the supplement filed on March 31, 2020 (SEC Accession No. 0001572661-20-000079).
Pursuant to Rule 497 under the Securities Act of 1933, as amended, the Registrant is filing interactive data files that relate to Form N-1A items 2-4 in the supplement that the Registrant is incorporating by reference.

Exhibit No.	Exhibits

Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB	XBRL Taxonomy Extension Label Linkbase Document

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document